UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: 21
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI        08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 56642 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      980    22400 SH       SOLE                    18845              3555
AFFILIATED MANAGERS GROUP      COM              008252108     1126    18480 SH       SOLE                    17820               660
ALTRIA GROUP, INC.             COM              02209S103      830    18270 SH       SOLE                    17085              1185
AMERICAN INTL GROUP COM        COM              026874107     1241    22502 SH       SOLE                    17385              5117
ANADARKO PETROLEUM CORP.       COM              032511107      474    10675 SH       SOLE                    10675
BANK OF AMERICA CORP           COM              060505104     1210    15315 SH       SOLE                    13925              1390
BEAR STEARNS COS INC           COM              073902108     1113    15370 SH       SOLE                    13980              1390
BELO CORPORATION - A           COM              080555105      693    31000 SH       SOLE                    31000
BIOGEN INC                     COM              090597105      677    17850 SH       SOLE                    17850
BRISTOL MYERS SQUIBB COM       COM              110122108      838    30875 SH       SOLE                    30050               825
CENTEX CORP                    COM              152312104      991    12750 SH       SOLE                    12750
CHEVRONTEXACO CORP             COM              166764100      640     8865 SH       SOLE                     6620              2245
CINERGY CORP                   COM              172474108      956    26010 SH       SOLE                    22140              3870
CISCO SYS INC COM              COM              17275R102     1211    72175 SH       SOLE                    61950             10225
CITIGROUP                      COM              172967101     1359    31763 SH       SOLE                    29175              2588
COCA COLA CO COM               COM              191216100      928    20000 SH       SOLE                    16955              3045
COMCAST CORP-SPECIAL CL A      COM              20030N200      820    28290 SH       SOLE                    28290
COMERICA INC COM               COM              200340107      937    20155 SH       SOLE                    19025              1130
COMPUWARE CORP                 COM              205638109       59    10400 SH       SOLE                    10125               275
EMC CORP                       COM              268648102      170    16315 SH       SOLE                    11555              4760
EXXON MOBIL CORP COM           COM              30231G102     1167    32525 SH       SOLE                    28700              3825
FANNIE MAE                     COM              313586109      807    11975 SH       SOLE                     9965              2010
FORD MOTOR COMPANY             COM              345370860     1185   107830 SH       SOLE                   107630               200
FORTUNE BRANDS INC             COM              349631101      962    18435 SH       SOLE                    16265              2170
GANNETT INC COM                COM              364730101      824    10735 SH       SOLE                    10050               685
GENERAL ELEC CO COM            COM              369604103     1576    54975 SH       SOLE                    44060             10915
GOLDEN WEST FINL DEL COM       COM              381317106      836    10450 SH       SOLE                    10450
HOME DEPOT INC COM             COM              437076102     1122    33883 SH       SOLE                    28390              5493
INTEL CORP COM                 COM              458140100     1249    60035 SH       SOLE                    50850              9185
INTL BUSINESS MACHINES (IBM)   COM              459200101      876    10630 SH       SOLE                    10380               250
JOHNSON CONTROLS INC           COM              478366107      851     9945 SH       SOLE                     8860              1085
JP MORGAN CHASE & CO           COM              46625H100     1421    41588 SH       SOLE                    37303              4285
KNIGHT-RIDDER INC              COM              499040103      217     3160 SH       SOLE                     2250               910
LEHMAN BROS HLDGS INC COM      COM              524908100      747    11250 SH       SOLE                    11250
MARATHON OIL CORP              COM              565849106      980    37225 SH       SOLE                    34275              2950
MCGRAW-HILL COMPANIES          COM              580645109      542     8750 SH       SOLE                     8750
MEDTRONIC INC COM              COM              585055106     1488    31040 SH       SOLE                    22220              8820
MICROSOFT CORP COM             COM              594918104     1591    62082 SH       SOLE                    46420             15662
NEXTEL COMMUNICATIONS          COM              65332V103     1448    80140 SH       SOLE                    69315             10825
NOBLE CORP                     COM              G65422100      774    22570 SH       SOLE                    20935              1635
OMNICARE                       COM              681904108      557    16500 SH       SOLE                    16500
ORACLE CORPORATION             COM              68389X105      834    69525 SH       SOLE                    61000              8525
PFIZER INC                     COM              717081103     1260    36905 SH       SOLE                    30340              6565
PROCTER & GAMBLE CO COM        COM              742718109     1321    14820 SH       SOLE                    10830              3990
ROYAL DUTCH PETE CO NY REG GLD COM              780257804      289     6204 SH       SOLE                     2073              4131
SBC COMMUNICATIONS INC COM     COM              78387G103      730    28610 SH       SOLE                    25660              2950
SCHERING-PLOUGH CORP           COM              806605101      719    38690 SH       SOLE                    37190              1500
SONOCO PRODUCTS CO             COM              835495102      755    31435 SH       SOLE                    29085              2350
SUN MICROSYSTEMS INC           COM              866810104      918   197420 SH       SOLE                   183740             13680
SUNTRUST BANKS INC             COM              867914103      320     5400 SH       SOLE                     5400
SYMANTEC CORP                  COM              871503108      818    18630 SH       SOLE                    16780              1850
TEXAS INSTRS INC COM           COM              882508104      602    34250 SH       SOLE                    34250
TYCO INTERNAT LTD              COM              902124106      773    40750 SH       SOLE                    40750
UNITED TECHNOLOGIES  CORP      COM              913017109      580     8200 SH       SOLE                     8100               100
VERISIGN INC                   COM              92343E102      220    16000 SH       SOLE                    16000
VERIZON COMMUNICATIONS         COM              92343V104      748    18970 SH       SOLE                    17550              1420
WAL MART STORES INC COM        COM              931142103     1145    21350 SH       SOLE                    17825              3525
WELLPOINT HEALTH NETWORKS      COM              94973H108      984    11675 SH       SOLE                    10850               825
WELLS FARGO & CO DEL COM       COM              949746101      451     8950 SH       SOLE                     8650               300
WORLDCOM INC - WORLDCOM GROUP  COM              98157D106        0    10000 SH       SOLE                    10000
NASDAQ - 100 SHARES                             631100104      764    25525 SH       SOLE                    15670              9855
RUSSELL 1000 GROWTH INDEX FUND                  464287614      497    12110 SH       SOLE                     9800              2310
RUSSELL 1000 VALUE INDEX FUND                   464287598      549    10860 SH       SOLE                     7985              2875
RUSSELL 2000 GROWTH INDEX FUND                  464287648      485    10270 SH       SOLE                     8220              2050
RUSSELL 2000 VALUE INDEX FUND                   464287630      409     3185 SH       SOLE                     2555               630
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      351     5695 SH       SOLE                     3160              2535
RUSSELL MIDCAP INDEX FUND                       464287499      549     9840 SH       SOLE                     7455              2385
RUSSELL MIDCAP VALUE INDEX FUN                  464287473      271     3500 SH       SOLE                     2525               975
STANDARD & POORS DEPOSITORY RE                  78462F103      244     2500 SH       SOLE                     1500              1000
DFA US LARGE CAP VALUE FUND                     233203827      213 14924.224SH       SOLE                12102.176          2822.048
DFA US MICRO CAP FUND                           233203504      156 15003.194SH       SOLE                13252.354          1750.840
DFA US SMALL CAP VALUE FUND                     233203819      181 10002.170SH       SOLE                 9014.022           988.148